UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                 September 30, 2010
                                          -------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  ------------------

This Amendment (Check only one.):     [   ] is a restatement.

                                      [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ---------------------------------------------------------
Address:    8400 Normandale Lake Blvd., Suite 1450
            ---------------------------------------------------------
            Bloomington, MN  55437
            ---------------------------------------------------------


Form 13F File No: 28-03099
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
       --------------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        -------------------------------------------------------------
Phone:  (952) 841-0400
        -------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne          Bloomington, Minnesota          11-3-2010
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     (Signature)                  City/State                  (Date)






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


Report Type (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                101
                                                 ---------

Form 13F Information Table Value Total:      $     307,638
                                                 ---------
                                                 (thousands)

List of Other Included Managers:                       None





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


                                                    KOPP INVESTMENT ADVISORS
                                                   FORM 13F INFORMATION TABLE

                                                       SEPTEMBER 30, 2010

                                                                                                            VOTING AUTHORITY
                                                                                                            ---------------
                                      TITLE                  VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER
         NAME OF ISSUER              OF CLASS      CUSIP   (X$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE    SHARED  NONE
         --------------              --------     ------   -------  --------  --- ---- ------- --------   ----    ------  ----

3M Company                             COM       88579Y101    1,006    11,607 SH       Other               10,187          1,420
Adept Tech Inc.                      COM NEW     006854202    3,420   588,600 SH       Defined            588,600
Adept Tech Inc.                      COM NEW     006854202    2,321   399,475 SH       Other              399,475
Aflac Incorporated                     COM       001055102    1,148    22,195 SH       Other               19,350          2,845
Akorn, Inc.                            COM       009728106    8,851 2,190,735 SH       Other            1,985,350        205,385
Amarin Corp. PLC ADS                   COM       023111206      167    64,900 SH       Other               64,900
American Express                       COM       025816109      995    23,683 SH       Other               20,348          3,335
American Medical Systems Holdings      COM       02744M108      336    17,160 SH       Other               17,160
American Superconductor Corp.          COM       030111108    2,259    72,650 SH       Other               64,675          7,975
Angiodynamics                          COM       03475V101    7,078   464,465 SH       Other              422,882         41,583
Array Biopharma Inc.                   COM       04269X105    5,281 1,635,000 SH       Defined          1,635,000
Array Biopharma Inc.                   COM       04269X105    8,837 2,735,989 SH       Other            2,506,764        229,225
AtriCure Inc.                          COM       04963C209      174    22,085 SH       Other               22,085
Biomimetic Therapeutics, Inc           COM       09064X101      255    22,405 SH       Other               22,405
Biosante Pharmaceuticals Inc.        COM NEW     09065V203    3,319 1,975,880 SH       Defined          1,975,880
Biosante Pharmaceuticals Inc.        COM NEW     09065V203    1,715 1,021,055 SH       Other            1,021,055
Caliper Life Sciences                  COM       130872104      858   215,000 SH       Defined            215,000
Caliper Life Sciences                  COM       130872104    6,531 1,636,945 SH       Other            1,449,945        187,000
Cardiome Pharma Corp.                COM NEW     14159U202      122    20,000 SH       Defined             20,000
Cardiome Pharma Corp.                COM NEW     14159U202    6,421 1,052,675 SH       Other              962,525         90,150
Cepheid Inc.                           COM       15670R107      450    24,077 SH       Other               23,597            480
Clarient, Inc.                         COM       180489106    2,865   847,577 SH       Other              803,402         44,175
Clean Energy Fuels Corp.               COM       184499101    1,111    78,205 SH       Other               70,745          7,460
Compellent Technologies, Inc.          COM       20452A108    3,578   196,827 SH       Other              168,007         28,820
Comverge Inc.                          COM       205859101    2,925   372,077 SH       Other              323,557         48,520
ConocoPhillips                         COM       20825C104      830    14,448 SH       Other               12,443          2,005
Constant Contact, Inc.                 COM       210313102    1,930    90,078 SH       Other               80,018         10,060
Deere & Co                             COM       244199105    1,073    15,384 SH       Other               13,304          2,080
Diodes Inc.                            COM       254543101    2,613   152,900 SH       Other              135,500         17,400
Dow Chemical Co.                       COM       260543103      941    34,270 SH       Other               29,620          4,650
DragonWave Inc.                        COM       26144M103    1,359   191,890 SH       Other              167,330         24,560
Durect Corp.                           COM       266605104       51    20,000 SH       Defined             20,000
Durect Corp.                           COM       266605104      549   216,238 SH       Other              183,388         32,850
El Paso Corp.                          COM       28336L109      146    11,765 SH       Other               11,315            450
Emcore Corp.                           COM       290846104    4,289 5,355,000 SH       Defined          5,355,000
Emcore Corp.                           COM       290846104    2,356 2,940,900 SH       Other            2,940,900
Epicor Software Corp.                  COM       29426L108      510    58,600 SH       Defined             58,600
Eurand N.V.                            SHS       N31010106      219    22,230 SH       Other               22,230
Exxon Mobil                            COM       30231G102      907    14,672 SH       Other               12,789          1,883
Finisar Corp.                        COM NEW     31787A507   11,697   622,500 SH       Defined            622,500
Finisar Corp.                        COM NEW     31787A507   16,571   881,923 SH       Other              836,183         45,740
FMC Technologies, Inc.                 COM       30249U101    1,050    15,378 SH       Other               13,313          2,065
Harmonic Inc.                          COM       413160102    1,032   150,000 SH       Defined            150,000
Harmonic Inc.                          COM       413160102      124    18,000 SH       Other               18,000
Harvard Bioscience                     COM       416906105       76    20,000 SH       Defined             20,000
Harvard Bioscience                     COM       416906105      296    77,855 SH       Other               77,855
Home Depot Inc.                        COM       437076102      880    27,790 SH       Other               23,600          4,190
Icad Inc.                              COM       44934S107    3,363 1,921,438 SH       Other            1,686,628        234,810
Intl. Business Machines                COM       459200101      940     7,009 SH       Other                6,174            835
Iris Intl Inc.                         COM       46270W105    7,527   784,036 SH       Other              716,981         67,055
Johnson & Johnson                      COM       478160104      839    13,543 SH       Other               11,933          1,610
Johnson Controls Inc.                  COM       478366107    1,088    35,656 SH       Other               31,096          4,560
Kandi Technologies Corp.               COM       483709101       95    22,500 SH       Other               22,500
LTX-Credence Corp.                     COM       502403108    2,331 1,115,495 SH       Other            1,013,045        102,450
Luminex Corp.                          COM       55027E102      248    15,490 SH       Other               14,920            570
Marriott Intl. Inc.                    CL A      571903202    1,186    33,103 SH       Other               28,559          4,545
Medtox Scientific Inc.               COM NEW     584977201    8,487   729,755 SH       Other              673,215         56,540
Mindspeed Tech                       COM NEW     602682205    4,048   521,000 SH       Defined            521,000
Mindspeed Tech                       COM NEW     602682205    3,458   445,033 SH       Other              444,383            650
MIPS Technologies, Inc.                COM       604567107    2,066   212,070 SH       Other              180,750         31,320
NetScout Systems Inc.                  COM       64115T104    5,677   276,797 SH       Other              240,017         36,780
Network Equipment                      COM       641208103    9,349 2,709,800 SH       Defined          2,709,800
Network Equipment                      COM       641208103    6,021 1,745,141 SH       Other            1,629,146        115,995
Northern Trust                         COM       665859104      866    17,950 SH       Other               15,760          2,190
Nuvasive Inc                           COM       670704105    3,201    91,096 SH       Other               80,401         10,695
Oclaro, Inc.                         COM NEW     67555N206   20,877 1,304,000 SH       Defined          1,304,000
Oclaro, Inc.                         COM NEW     67555N206   14,236   889,225 SH       Other              865,677         23,548
Omnicell Inc.                          COM       68213N109      143    10,955 SH       Other               10,955
Onyx Pharmaceuticals Inc.              COM       683399109      205     7,760 SH       Other                7,760
Oplink Communications                COM NEW     68375Q403    2,517   127,145 SH       Defined            127,145
Oplink Communications                COM NEW     68375Q403    3,602   181,965 SH       Other              181,965
Pepsico Inc.                           COM       713448108      859    12,923 SH       Other               11,128          1,795
Pfizer Inc.                            COM       717081103      232    13,515 SH       Other               13,515
PLX Technology                         COM       693417107      959   265,000 SH       Defined            265,000
PLX Technology                         COM       693417107    4,059 1,121,198 SH       Other            1,031,628         89,570
PMC-Sierra Inc.                        COM       69344F106      294    40,000 SH       Other               40,000
Procter & Gamble                       COM       742718109      763    12,723 SH       Other               11,113          1,610
Quidel Corp.                           COM       74838J101    3,864   351,624 SH       Other              317,344         34,280
RAE Systems                            COM       75061P102    7,267 4,628,777 SH       Defined          4,628,777
RAE Systems                            COM       75061P102    5,143 3,276,000 SH       Other            3,276,000
Regeneron Pharma                       COM       75886F107    3,014   110,000 SH       Defined            110,000
Regeneron Pharma                       COM       75886F107    8,396   306,428 SH       Other              291,488         14,940
RF Monolithics Inc.                    COM       74955F106       12    10,000 SH       Other               10,000
RTI Biologics, Inc.                    COM       74975N105    1,525   580,000 SH       Defined            580,000
RTI Biologics, Inc.                    COM       74975N105    7,465 2,838,302 SH       Other            2,593,970        244,332
Sandisk Corp.                          COM       80004C101    1,209    33,000 SH       Other               33,000
Sangamo Biosciences                    COM       800677106    2,225   648,790 SH       Defined            648,790
Sangamo Biosciences                    COM       800677106    2,999   874,249 SH       Other              839,119         35,130
Southern Company                       COM       842587107    1,049    28,160 SH       Other               24,385          3,775
Southwest Airlines Co.                 COM       844741108      976    74,705 SH       Other               64,990          9,715
SPDR Trust Ser 1                     TR UNIT     78462F103      690     6,050 SH       Other                6,050
SunOpta, Inc.                          COM       8676EP108   12,519 2,055,608 SH       Other            1,886,298        169,310
Superconductor Tech                  COM NEW     867931305    6,858 4,034,400 SH       Defined          4,034,400
Superconductor Tech                  COM NEW     867931305    2,142 1,259,972 SH       Other            1,257,372          2,600
Tellabs Inc.                           COM       879664100      146    19,610 SH       Other               19,610
Thoratec Corp.                       COM NEW     885175307    4,746   128,352 SH       Other              122,972          5,380
Vanguard Total Stock               STK MRK ETF   922908769      222     3,800 SH       Other                3,800
Verizon Comm                           COM       92343V104      843    25,852 SH       Other               22,687          3,165
Vivus Inc.                             COM       928551100    1,122   167,735 SH       Other              149,150         18,585
Wells Fargo & Co.                      COM       949746101      858    34,175 SH       Other               30,145          4,030
Wireless Ronin Technologies Inc.       COM       97652A203    1,290 1,074,903 SH       Other              950,998        123,905
REPORT SUMMARY                         101                  307,638




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